Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive Loss	Treasury shares (cost)	Non-controlling interests	Total
Beginning balance at Dec. 31, 2016	$ 4,184	$ 100,571	$ 234,268	$ (2,377)	$ (259)	$ 387,455	$ 723,842
Beginning balance, Shares at Dec. 31, 2016	14,728,782
Statement Line Items [Line Items]
Net income			10,352			29,088	39,440
Foreign currency translation reserve				20,325		22,064	42,389
Actuarial gain (loss) from defined benefit plans			(453)			(445)	(898)
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net				70		74	144
Realized gain (loss) on debt instruments at fair value through other comprehensive income, net				(44)		(50)	(94)
Share in other comprehensive income of joint venture				104			104
Total other comprehensive income (loss)			(453)	20,455		21,643	41,645
Total comprehensive income (loss)			9,899	20,455		50,731	81,085
Issuance of restricted shares to employees	$ 3	(3)
Issuance of restricted shares to employees, shares	10,000
Cost of share-based payment (Note 18)		1,058				2,976	4,034
Dividend to Formula's shareholders			(5,011)				(5,011)
Dividend to non-controlling interests in subsidiaries						(27,645)	(27,645)
Transactions with non-controlling interests due to holding changes, including exercise of employees' stock options		(1,306)				4,553	3,247
Acquisition of non-controlling interests		3				3	6
Non-controlling interests due to expiration of put options						2,440	2,440
Settlement of put options over non-controlling interests		(2,283)				(6,821)	(9,104)
Non-controlling interests arising from exercise of options in indirect subsidiary						28	28
Ending balance at Dec. 31, 2017	$ 4,187	98,040	239,156	18,078	(259)	413,720	772,922
Ending balance, Shares at Dec. 31, 2017	14,738,782
Statement Line Items [Line Items]
Impact of the adoption of IFRS 15			874			941	1,815
Balance as of January 1 (Including the impact of the adoption of IFRS 15 and 16)	$ 4,187	98,040	240,030	18,078	(259)	414,661	774,737
Balance as of January 1 (Including the impact of the adoption of IFRS 15 and 16), Shares	14,738,782
Net income			32,365			45,030	77,395
Foreign currency translation reserve				(14,983)		(15,412)	(30,395)
Actuarial gain (loss) from defined benefit plans			189			198	387
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net				(19)		(18)	(37)
Realized gain (loss) on debt instruments at fair value through other comprehensive income, net
Share in other comprehensive income of joint venture				58			58
Total other comprehensive income (loss)			189	(14,944)		(15,232)	(29,987)
Total comprehensive income (loss)			32,554	(14,944)		29,798	47,408
Issuance of restricted shares to employees	$ 3	(3)
Issuance of restricted shares to employees, shares	10,000
Issuance of shares upon conversion of convertible debentures		$ 64					$ 64
Issuance of shares upon conversion of convertible debentures, shares	1,556
Cost of share-based payment (Note 18)		$ 234				$ 3,747	$ 3,981
Dividend to Formula's shareholders			(10,027)				(10,027)
Dividend to non-controlling interests in subsidiaries						(31,316)	(31,316)
Dilution in Formula's share in Magic Software due to issuance of Magic Software's ordinary shares		2,682				22,722	25,404
Transactions with non-controlling interests due to holding changes, including exercise of employees' stock options		(526)				1,731	1,205
Acquisition of non-controlling interests		(590)				(1,325)	(1,915)
Non-controlling interests due to expiration of put options		498				855	1,353
Settlement of put options over non-controlling interests		(2,391)				(3,933)	(6,324)
Non-controlling interests arising from initially consolidated company						827	827
Ending balance at Dec. 31, 2018	$ 4,190	98,008	262,557	3,134	(259)	437,767	$ 805,397
Ending balance, Shares at Dec. 31, 2018	14,750,338						14,750,338
Statement Line Items [Line Items]
Impact of the adoption of IFRS 16			(1,187)			(1,225)	$ (2,412)
Balance as of January 1 (Including the impact of the adoption of IFRS 15 and 16)	$ 4,190	98,008	261,370	3,134	(259)	436,542	802,985
Balance as of January 1 (Including the impact of the adoption of IFRS 15 and 16), Shares	14,750,338
Net income			38,820			55,603	94,423
Foreign currency translation reserve				8,437		13,856	22,293
Actuarial gain (loss) from defined benefit plans			(12)			(14)	(26)
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income, net				43		52	95
Realized gain (loss) on debt instruments at fair value through other comprehensive income, net
Share in other comprehensive income of joint venture				62			62
Total other comprehensive income (loss)			(12)	8,542		13,894	22,424
Total comprehensive income (loss)			38,808	8,542		69,497	116,847
Issuance of shares upon conversion of convertible debentures	$ 150	22,321					22,471
Issuance of shares upon conversion of convertible debentures, shares	543,929
Cost of share-based payment (Note 18)		257				3,617	3,874
Dividend to Formula's shareholders			(15,032)				(15,032)
Dividend to non-controlling interests in subsidiaries						(38,233)	(38,233)
Transactions with non-controlling interests due to holding changes, including exercise of employees' stock options		(100)				1,053	953
Acquisition of non-controlling interests		(9)				(3,838)	(3,847)
Settlement of put options over non-controlling interests		260				5,597	5,857
Non-controlling interests arising from initially consolidated company						459	459
Ending balance at Dec. 31, 2019	$ 4,340	$ 120,737	$ 285,146	$ 11,676	$ (259)	$ 474,694	$ 896,334
Ending balance, Shares at Dec. 31, 2019	15,294,267						15,294,267